Fair Value - Narrative (Details) - USD ($) $ / shares in Units, $ in Thousands		11 Months Ended	12 Months Ended
	Feb. 08, 2023	Dec. 31, 2023	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Fair Value Disclosures [Abstract]
Brookfield SAFE liability, fair value				$ 50,000
Brookfield SAFE liability		$ 25,150	$ 25,150	50,000
Warrants
Shares issued in transaction (in shares)	196,222,737
AM SAFE liability		0	0	28,986
Change in fair value of derivative warrant liabilities			$ (14,471)	1,949	$ 563
AM SAFE Liability
Warrants
Shares issued in transaction (in shares)	3,000,000
AM SAFE liability	$ 29,730			$ 28,986
Stock repurchased (usd per share)	$ 9.91
Other Expense | Public warrants
Warrants
Change in fair value of derivative warrant liabilities		1,224
Other Expense | Private placement warrants
Warrants
Change in fair value of derivative warrant liabilities		$ 1,766